EMPLOYEE BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Actuarial assets	R$ (47,708)	R$ (39,530)
Actuarial liabilities	473,046	503,889
Benefits Of Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Actuarial assets	(47,708)	(39,530)
Actuarial liabilities	18,884	22,771
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Actuarial liabilities	R$ 454,162	R$ 481,118